Borrowings - Summary of Borrowings from Funding Arrangements (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about borrowings [abstract]
Secured borrowings	₨ 445,055	$ 6,435	₨ 349,365
Unsecured borrowings	217,207	3,140	232,223
Total borrowings	₨ 662,262	$ 9,575	₨ 581,588	$ 8,409	₨ 745,780